Loans and Financing (Details) - Schedule of Loans and Financing - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Foreign currency
Financing expenses, Current		$ 891,570	$ 1,577,047
Financing expenses, Non-current		19,107,567	16,123,101
Foreign currency [Member]
Foreign currency
Financing expenses, Current		92,676	919,769
Financing expenses, Non-current		217,825	449,968
Local currency [Member]
Foreign currency
Financing expenses, Current		798,894	657,278
Financing expenses, Non-current		$ 18,889,742	15,673,133
ACC – Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.40%
Currency		USD
Indexer
Payment terms/non- current debt		2024
Financing expenses, Current		$ 52,158	416,772
Financing expenses, Non-current			51,056
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		7.38%
Currency		USD
Indexer		SOFR
Payment terms/non- current debt		2024 - 27
Financing expenses, Current		$ 5,531	397,508
Financing expenses, Non-current		$ 174,346	378,479
Prepayment [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		8.22%
Currency		GBP and USD
Indexer		BoE, SOFR
Payment terms/non- current debt		2024 - 25
Financing expenses, Current		$ 54,906	9,543
Financing expenses, Non-current		$ 60,000
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		6.48%
Currency		USD and EUR
Indexer		Euribor
Payment terms/non- current debt		2024 - 25
Financing expenses, Current		$ 31,291	100,641
Financing expenses, Non-current		$ 647	3,041
White Stripe credit facility [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.45%
Currency		USD and CAD
Indexer
Payment terms/non- current debt
Financing expenses, Current		$ 2,892	3,020
Financing expenses, Non-current
Working capital – Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.97%
Currency		USD
Indexer		SOFR
Payment terms/non- current debt		2024 - 30
Financing expenses, Current		$ 362	1,735
Financing expenses, Non-current		$ 2,553	2,841
CRA – Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		4.92%
Currency		USD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 442	93
Financing expenses, Non-current		$ 38,464	12,757
Scott credit facilities [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		2.20%
Currency		USD
Indexer
Payment terms/non- current debt		2025
Financing expenses, Current
Financing expenses, Non-current		$ 1,815	1,794
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	5.98%
Currency	[1]	BRL
Indexer	[1]
Payment terms/non- current debt	[1]	2024 - 25
Financing expenses, Current	[1]	$ 478	885
Financing expenses, Non-current	[1]	$ 6	441
FINEP [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[2]
Currency	[2]	BRL
Indexer	[2]
Financing expenses, Current	[2]		890
Financing expenses, Non-current	[2]		1,395
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		2.50%
Currency		USD
Indexer
Payment terms/non- current debt		2027
Financing expenses, Current		$ 11,542	11,181
Financing expenses, Non-current		$ 986,220	982,084
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.13%
Currency		USD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 19,219	23,703
Financing expenses, Non-current		$ 886,398	883,767
Notes 6.50% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.50%
Currency		USD
Indexer
Payment terms/non- current debt		2029
Financing expenses, Current		$ 1,084	1,000
Financing expenses, Non-current		$ 77,885	77,869
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.00%
Currency		USD
Indexer
Payment terms/non- current debt		2029
Financing expenses, Current		$ 7,458	7,200
Financing expenses, Non-current		$ 586,210	583,499
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.50%
Currency		USD
Indexer
Payment terms/non- current debt		2030
Financing expenses, Current		$ 31,910	30,747
Financing expenses, Non-current		$ 1,239,931	1,238,251
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.75%
Currency		USD
Indexer
Payment terms/non- current debt		2031
Financing expenses, Current		$ 1,563	1,302
Financing expenses, Non-current		$ 495,338	494,748
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.00%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 3,833	3,417
Financing expenses, Non-current		$ 980,341	977,988
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.63%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 16,729	16,212
Financing expenses, Non-current		$ 984,472	982,586
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.75%
Currency		USD
Indexer
Payment terms/non- current debt		2033
Financing expenses, Current		$ 29,469	60,575
Financing expenses, Non-current		$ 2,001,095	1,997,613
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.75%
Currency		USD
Indexer
Payment terms/non- current debt		2034
Financing expenses, Current		$ 30,900
Financing expenses, Non-current		$ 1,576,065
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.38%
Currency		USD
Indexer
Payment terms/non- current debt		2052
Financing expenses, Current		$ 16,309	15,750
Financing expenses, Non-current		$ 887,237	886,786
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.50%
Currency		USD
Indexer
Payment terms/non- current debt		2052
Financing expenses, Current		$ 8,396	6,997
Financing expenses, Non-current		$ 1,527,284	1,526,735
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.25%
Currency		USD
Indexer
Payment terms/non- current debt		2053
Financing expenses, Current		$ 18,669
Financing expenses, Non-current		$ 883,214
Notes 5.88% PPC 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.88%
Currency		USD
Indexer
Payment terms/non- current debt		2027
Financing expenses, Current			11,930
Financing expenses, Non-current			842,009
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.25%
Currency		USD
Indexer
Payment terms/non- current debt		2031
Financing expenses, Current		$ 8,972	8,382
Financing expenses, Non-current		$ 984,404	982,248
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.50%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 10,500	10,063
Financing expenses, Non-current		$ 891,184	890,113
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.25%
Currency		USD
Indexer
Payment terms/non- current debt		2033
Financing expenses, Current		$ 43,924
Financing expenses, Non-current		$ 984,018
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.88%
Currency		USD
Indexer
Payment terms/non- current debt		2034
Financing expenses, Current		$ 7,639
Financing expenses, Non-current		$ 484,577
PPC Credit Line - Term loan [Member] | Local currency [Member]
Foreign currency
Average annual interest rate
Currency
Indexer
Payment terms/non- current debt
Financing expenses, Current			26,728
Financing expenses, Non-current			452,188
Working capital - Reais [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		17.45%
Currency		BRL
Indexer		TJLP
Payment terms/non- current debt		2024 - 28
Financing expenses, Current		$ 5,081	16,415
Financing expenses, Non-current		$ 16,331	647
Working capital – Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.10%
Currency		EUR
Indexer		Euribor
Payment terms/non- current debt		2024 -28
Financing expenses, Current		$ 17,249	11,665
Financing expenses, Non-current		$ 10,186	1,903
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		14.20%
Currency		BRL
Indexer		CDI
Payment terms/non- current debt		2024 - 30
Financing expenses, Current		$ 2,913	145,116
Financing expenses, Non-current		$ 214,735	294,891
CDC - Direct Consumer Credit [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		15.97%
Currency		BRL
Indexer
Payment terms/non- current debt		2024 - 28
Financing expenses, Current		$ 21,296	7,723
Financing expenses, Non-current		$ 9,020	90
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		10.73%
Currency		BRL
Indexer
Payment terms/non- current debt		2024
Financing expenses, Current		$ 242,928	35,460
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		10.38%
Currency		BRL
Indexer		CDI and IPCA
Payment terms/non- current debt		2024 - 37
Financing expenses, Current		$ 149,060	163,492
Financing expenses, Non-current		$ 2,013,297	1,460,108
Credit line - Scott [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.69%
Currency		USD and EUR
Indexer
Payment terms/non- current debt		2050
Financing expenses, Current		$ 20,087	13,448
Financing expenses, Non-current		$ 529	40
Credit line - Beardstown Pace [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.65%
Currency		USD
Indexer
Payment terms/non- current debt		2050
Financing expenses, Current		$ 6,689	7,425
Financing expenses, Non-current		$ 64,700	62,969
JBS Australia Confinement Agreement [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		2.76%
Currency		AUD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 993	258
Financing expenses, Non-current		$ 34,053	33,592
Other [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.68%
Currency		Several
Indexer		Several
Payment terms/non- current debt		2031
Financing expenses, Current		$ 9,098	9,771
Financing expenses, Non-current		$ 11,012	$ 18,573

[1]	FINAME - Government Agency for Machinery and Equipment Financing
[2]	FINEP - Research and projects financing